Company's subsidiaries (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Zenvia Mobile Serviços Digitais S.A.
Company's subsidiaries
Country of Origin		Brazil
Zenvia Mobile Serviços Digitais S.A. | Direct
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Zenvia Mobile Serviços Digitais S.A. | Indirect
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
MKMB Soluções Tecnológicas Ltda.
Company's subsidiaries
Country of Origin		Brazil
MKMB Soluções Tecnológicas Ltda. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
MKMB Soluções Tecnológicas Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Total Voice Comunicação S.A.
Company's subsidiaries
Country of Origin	[1]	Brazil
Total Voice Comunicação S.A. | Direct
Company's subsidiaries
% holding of subsidiary	[1]	0.00%	0.00%	0.00%
Total Voice Comunicação S.A. | Indirect
Company's subsidiaries
% holding of subsidiary	[1]	0.00%	100.00%	100.00%
Zenvia US Corporation
Company's subsidiaries
Country of Origin	[2]	USA
Zenvia US Corporation | Direct
Company's subsidiaries
% holding of subsidiary	[2]	0.00%	0.00%	0.00%
Zenvia US Corporation | Indirect
Company's subsidiaries
% holding of subsidiary	[2]	100.00%	100.00%	100.00%
Zenvia México
Company's subsidiaries
Country of Origin		Mexico
Zenvia México | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Zenvia México | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Zenvia Voice Ltda
Company's subsidiaries
Country of Origin		Brazil
Zenvia Voice Ltda | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Zenvia Voice Ltda | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A.
Company's subsidiaries
Country of Origin		Brazil
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática S.A. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Sensedata Tecnologia Ltda.
Company's subsidiaries
Country of Origin		Brazil
Sensedata Tecnologia Ltda. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Sensedata Tecnologia Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%
Zenvia Argentina S.A.
Company's subsidiaries
Country of Origin	[3]	Argentina
Zenvia Argentina S.A. | Direct
Company's subsidiaries
% holding of subsidiary	[3]	0.00%	0.00%	0.00%
Zenvia Argentina S.A. | Indirect
Company's subsidiaries
% holding of subsidiary	[3]	100.00%	100.00%	100.00%
Movidesk S.A.
Company's subsidiaries
Country of Origin		Brazil
Movidesk S.A. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Movidesk S.A. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	98.04%	98.04%
Rodati Servicios, S.A. de CV
Company's subsidiaries
Country of Origin	[4]	Mexico
Rodati Servicios, S.A. de CV | Direct
Company's subsidiaries
% holding of subsidiary	[4]	0.00%	0.00%	0.00%
Rodati Servicios, S.A. de CV | Indirect
Company's subsidiaries
% holding of subsidiary	[4]	0.00%	100.00%	100.00%
Rodati Motors Central de Informações de Veículos Automotores Ltda.
Company's subsidiaries
Country of Origin		Brazil
Rodati Motors Central de Informações de Veículos Automotores Ltda. | Direct
Company's subsidiaries
% holding of subsidiary		0.00%	0.00%	0.00%
Rodati Motors Central de Informações de Veículos Automotores Ltda. | Indirect
Company's subsidiaries
% holding of subsidiary		100.00%	100.00%	100.00%

[1]	On July 01, 2024, the subsidiary Total Voice Comunicação S.A. were merged into Zenvia Mobile Serviços Digitais S.A.
[2]	On February 07, 2024, the subsidiary formerly known as Rodati Motors Corporation changed its legal name to Zenvia US Corporation.
[3]	On April 19, 2024, the subsidiary formerly known as Rodati Services S.A. changed its legal name to Zenvia Argentina S.A.
[4]	On November 23, 2024, the subsidiary Rodati Servicios, S.A. de CV were merged intoZenvia México.